Shareholders' Equity (Details) $ / shares in Units, $ in Thousands							1 Months Ended		12 Months Ended
	Sep. 14, 2020 USD ($) $ / shares shares	Jun. 18, 2019 USD ($)	Jun. 18, 2019 USD ($) shares	Dec. 07, 2018 shares	Jan. 10, 2017 USD ($) $ / shares shares	May 01, 2016 USD ($)	Jan. 31, 2021 USD ($)	Sep. 16, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 ₪ / shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares) | shares				3,132,481				2,999,999
Net proceeds from offering									$ 161,981	$ 129,710
Ordinary shares available for future grant (in Shares) | shares									4,265,110
Unrecognized compensation expense									$ 3,286
Weighted average vesting period									2 years 7 days
Weighted average fair value of options granted (in Dollars per share) | $ / shares									$ 31.55	$ 14.51	$ 9.5
Fair value of options vested per share (in Dollars per share) | $ / shares									$ 9.22
Total intrinsic value of options exercised									$ 12,698	$ 6,742	$ 11,775
Risk-free rate									0.40%
Volatility rate									52.00%
Dividend yield									0.00%
Expected term									5 years 3 months 25 days
Recognized reduction revenues									$ 5,366	$ 5,094	$ 4,576
Total unrecognized amount to be recognized as reduction in revenues									$ 109,098
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares												₪ 0.01
Options exercisable, description									25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Options are exercisable for up to 10 years from the grant date of the options. Options that are cancelled or forfeited before expiration become available for future grants.
Unrecognized compensation expense									$ 23,736
Weighted average fair value of options granted (in Dollars per share) | $ / shares									$ 40.93	$ 28.50	$ 17.1
Weighted average vesting period									2 years 11 months 4 days
Phantom Share Units (PSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of options vested per share (in Dollars per share) | $ / shares									$ 6,181
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares) | shares	3,401,060				2,932,176
Exercise price (in Dollars per share) | $ / shares	$ 59.26				$ 13.04
Payments for purchased products and services	$ 400,000				$ 150,000	$ 5,000
Class of warrant exercisable (in Shares) | shares								2,162,463	659,736
Cashless sale (in Shares) | shares								1,689,942
Master Purchase Agreement [Member] | Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Payments for purchased products and services							$ 5,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares) | shares			4,991,000
Net proceeds from offering			$ 129,710
Secondary Offering [Member]
Shareholders' Equity (Details) [Line Items]
Net proceeds from offering		$ 129,710						$ 161,981
Board of Directors Chairman [Member]
Shareholders' Equity (Details) [Line Items]
Increase in the ordinary shares reserved for issuance (in Shares) | shares									1,379,613